Balances and Transactions with Related Parties (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from related parties	$ 3	$ 75
Purchases from related parties
Reimbursement of expenses		100
Interest income (expense) from Priortech			$ 10
Interest rate, related party	5.50%	5.50%	5.50%